Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Modified Cash Basis)	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Modified Cash Basis)

ENNIS, INC. 401(k) PLAN

Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Modified Cash Basis)

December 31, 2025

EIN 75-0256410

Plan Number: 011

	(b) Identity of issuer, borrower,	(c) Description of investment including maturity	(d)	(e)Current
(a)	lessor, or similar party	date, rate of interest, collateral, par, or maturity value	Cost	value
	Great Gray Trust	RT Moderate Retire 2035		27,134,468
	Great Gray Trust	RT Moderate Retire		25,659,705
	MML Investment Advisors, LLC	MassMutual Diversified SAGIC II		14,527,038
	Fidelity Management Trust	Fidelity 500 Index		14,415,226
	Fidelity Management Company	Fidelity Mid Cap Index Instl Prem		12,007,118
	Great Gray Trust	AB US Large Cap Growth CIT		11,170,352
	Great Gray Trust	RT Moderate Retire 2045		10,241,353
	Putnam Fiduciary Trust Company	Putnam Large Cap Value		7,259,973
	Great Gray Trust	MyWayRetirement Balanced		5,918,303
	Great Gray Trust	Columbia Overseas Value CIT		5,149,216
	Great Gray Trust	MyWayRetirement Small Cap Growth		5,143,842
	Great Gray Trust	RT Moderate Retire 2055		4,804,100
	Invesco	Invesco Core bond Fund		4,054,295
	Dimensional Fund Advisors	DFA US Small Cap Value		3,176,176
	Great Gray Trust	MyWayRetirement Mid Cap Value		2,754,824
	Great Gray Trust	RT Aggressive Retire 2035		1,830,066
	Fidelity Management Trust	Fidelity US Bond Index		1,351,562
	Great Gray Trust	RT Conservative Retire 2035		1,331,729
	Fidelity Management Trust	Fidelity International Index		1,022,422
	Great Gray Trust	Lazard Emerging Markets Managed Volatility		1,020,749
	Great Gray Trust	RT Aggressive Retire 2055		954,727
*	Ennis Common Stock	Ennis ER Stock Unitized Fund		909,685
	Great Gray Trust	RT Aggressive Retirement		876,342
	Great Gray Trust	RT Conservative Retirement		313,543
	Great Gray Trust	RT Aggressive Retire 2045		247,487
	Great Gray Trust	RT Conservative Retire 2055		135,149
	Great Gray Trust	RT Conservative Retire 2045		105,694
	First American Funds	First American Government Obligations Fund Class Z		28,829
	Total investments			163,543,973

*	Participant loans	Participant loans (interest rates ranging from 3.50% to 9.50%)		1,868,955

	Total Assets			$165,412,928

* Indicates party-in-interest to the plan

Column (d) cost is not required since all investments are directed by participants